Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 16,016	$ 2,195	¥ 19,420	¥ 6,742
Deferred tax	0	0	0	0
Income tax expenses	¥ 16,016	$ 2,195	¥ 19,420	¥ 6,742